Business combinations	12 Months Ended
Jun. 30, 2026
Business Combinations
Business combinations

37. Business combinations

On 12 February 2026, concurrently with the admission of its ordinary shares to quotation on The Nasdaq Global Market, the Company completed the acquisition of the following businesses.

Business acquired	Interest acquired	Date	Consideration
VIS Networks Private Limited and its subsidiary and branch	79.70%	12 Feb 26	Cash and deferred cash
VIS Global PTE Ltd and its subsidiaries	79.70%	12 Feb 26	Cash and deferred cash
Vega Global Technologies Pty Ltd and its subsidiaries	100%	12 Feb 26	Ordinary shares
Connect Simple Pty Ltd	100%	12 Feb 26	Ordinary shares

Consideration transferred

The consideration for the Vega group and Connect Simple Pty Ltd comprised ordinary shares of the Company measured at USD 10.17 per share, the price at which the Company last raised funds, together with cash for the Vega group. For VIS Networks Private Limited and VIS Global PTE Ltd it comprised cash of USD 12,000,000 paid at completion, and deferred cash consideration for the remaining 20.30 percent, recognised at its present value (Note 33). In addition, for financial reporting purposes only, an amount is attributed to the consideration for the VIS group in respect of the ordinary shares subscribed for by shareholders and employees of VIS Networks Private Limited, as explained below. For the Vega group it comprised the ordinary shares issued to the shareholders of Vega Global Technologies Pty Ltd and to the vendors of Mirragin and Nisus, and cash of AUD 3,000,000 paid to the vendors of Nisus. The total consideration for the Vega group under the share sale agreement is USD 84,820,003, comprising the ordinary shares of USD 82,426,099 and cash consideration of USD 2,393,904, of which USD 2,134,800 was paid to the vendors of Nisus at completion. The AUD 550,000 payable by Vega Global Technologies Pty Ltd for Mirragin RAS Consulting Pty Ltd at the acquisition date is included in the liabilities assumed, and was settled after the acquisition by Vega Global Technologies Pty Ltd taking over debt of Mirragin RAS Consulting Pty Ltd. AUD 252,950.88 (USD 180,000 at the acquisition date) of the value of the ordinary shares issued for Mirragin RAS Consulting Pty Ltd is the value of the 17,699 shares provided to the broker of the vendors, is accounted for as a share-based payment for services arising on the acquisition date, recognised in profit or loss (Note 10), and is excluded from the consideration. The consideration for Connect Simple Pty Ltd comprised ordinary shares only. The ordinary shares issued for the acquisitions of USD 180,610,575 at Note 35 therefore include USD 180,000 that is not part of the consideration transferred of USD 180,430,575.

Ordinary shares subscribed for by shareholders and employees of VIS Networks Private Limited. Under a separate subscription agreement, certain shareholders and employees of VIS Networks Private Limited subscribed and paid USD 6,136 in cash for 4,382,603 ordinary shares in the Company (Note 35). The shares were not issued under the agreements for the acquisition of the VIS group and were not issued in exchange for any shares in the VIS group. Because the subscribers were shareholders and employees of the acquiree, IFRS 3 paragraph 52 requires the Group to consider whether the subscription formed part of the business combination. For financial reporting purposes only, the Group has determined that the fair value of the shares of USD 44,571,073 measured at USD 10.17 per share, being the price achieved by the Company on its last issue of shares for cash before listing, to an unrelated investor on 11 February 2026. This attribution does not alter the legal form or terms of the subscription agreement.

Identifiable assets acquired and liabilities assumed

The amounts below are the provisional amounts recognised for the identifiable assets acquired and liabilities assumed at 12 February 2026. They are management’s best estimate of fair value at that date on the information available, determined as described at Note 4: they start from the balance sheets of the acquired entities at that date, adjusted where fair value differed from carrying amount, and are translated at the rates applying on that date. No intangible assets have been recognised separately from goodwill other than software of USD 6,312 of the Mirragin group. The non-controlling interests are measured at their proportionate share of the identifiable net assets of the acquirees.

USD	Provisional amount
Cash and cash equivalents	4,986,058
Trade receivables	19,362,582
Unbilled receivables	1,351,447
Prepayments	7,727,711
Inventories	1,555,639
Other current assets	4,253,377
Property, plant and equipment	1,621,997
Investment property	4,096,400
Intangible assets	6,312
Right-of-use assets	359,029
Non-current investments	784,570
Deferred tax assets	796,552
Other non-current assets	753,461
Trade payables	(16,132,195)
Contract liabilities	(7,519,363)
Provisions and employee benefit obligations	(896,428)
Other financial liabilities — current	(7,459,514)
Other non-financial liabilities	(884,487)
Lease liabilities	(380,527)
Deferred tax liabilities	(157)
Other financial liabilities — non-current	(2,228,869)
Net identifiable assets acquired	12,153,595

Consideration transferred — ordinary shares issued as consideration	180,430,575
Amount attributed, for financial reporting purposes only, to the shares subscribed for in cash by shareholders and employees of VIS Networks Private Limited (Note 35)	44,571,073
Consideration transferred — cash paid, net of the subscription amount received	14,134,800
Consideration transferred — deferred consideration	10,255,102
Consideration transferred — balance of cash consideration under the share sale agreement	259,104
Total consideration transferred	249,650,654
Non-controlling interests	127,514
Goodwill	237,624,573

The provisional amounts are drawn from the trial balances of VIS Networks Private Limited and the VIS international entities at 12 February 2026, the special purpose financial report of Nisus Australia Pty Ltd (which includes Nisus Payroll Pty Ltd) for the period 1 July 2025 to 12 February 2026 compiled by Verus Advisory Pty Ltd, the consolidated balance sheet of the Mirragin group as at 12 February 2026, and the financial statements of Connect Simple Pty Ltd for the period ended 12 February 2026. Intangible assets of USD 6,312 comprise software of the Mirragin group. Deferred legal costs of VIS Global Pty Ltd of AUD 108,765 (USD 77,397) carried at 12 February 2026 have no future economic benefit and are measured at nil. Non-current investments include the 25 percent interest in Merykh Technologies Private Limited at its carrying amount of USD 6,789. The trade receivables of VIS Networks Private Limited are stated after an additional loss allowance of INR 145,151,924 (USD 1,602,391), and its provisions include annual leave of INR 4,210,893 (USD 46,486), both recognised at 12 February 2026, together with the related deferred tax asset of INR 37,591,718 (USD 414,990).

Consideration and goodwill by acquisition

USD	VIS group	Vega group	Connect Simple	Total
Ordinary shares issued as consideration	–	82,426,099	98,004,476	180,430,575
Shares subscribed for in cash by VIS shareholders and employees, attributed for financial reporting purposes only (Note 35)	44,571,073	–	–	44,571,073
Cash	12,000,000	2,134,800	–	14,134,800
Balance of cash consideration under the share sale agreement	–	259,104	–	259,104
Deferred consideration	10,255,102	–	–	10,255,102
Total consideration transferred	66,826,175	84,820,003	98,004,476	249,650,654
Identifiable net assets acquired	(12,770,857)	684,477	(67,215)	(12,153,595)
Non-controlling interests	52,042	75,472	–	127,514
Goodwill	54,107,360	85,579,952	97,937,261	237,624,573

The VIS group comprises VIS Networks Private Limited and VIS Global PTE Ltd and their subsidiaries and branch, and the Vega group comprises Vega Global Technologies Pty Ltd and its subsidiaries, including the Mirragin and Nisus businesses.

The acquisitions established the Group’s network infrastructure, systems integration and managed services business in India and internationally, its unmanned systems consulting, training and workforce services business in Australia and its telecommunications connection services business in Australia, and provide the operating base for the deployment of the Group’s technology platform.

Pending completion of the purchase price allocations, the goodwill arising on each acquisition includes the value of the intangible assets of the acquired businesses, which will be recognised separately from goodwill when the allocations are finalised, together with the assembled workforce and the synergies expected from integrating the acquired businesses with the Group’s technology platform. None of the goodwill is expected to be deductible for tax purposes.

The non-controlling interests in the subsidiaries within the VIS group that are not wholly owned, and in Project Isidore Pty Ltd, were measured at their proportionate share of the identifiable net assets of each subsidiary at the acquisition date. Mirragin RAS Consulting Pty Ltd holds 60 percent of Project Isidore Pty Ltd, whose only asset at the acquisition date was a loan of USD 188,679 receivable from Mirragin Project Isidore Pty Ltd, which is eliminated on consolidation, and the non-controlling interest in that entity was USD 75,472. The investment of AUD 432,840 held by Mirragin RAS Consulting Pty Ltd in Project Isidore Pty Ltd is eliminated in determining the identifiable net assets of the Vega group acquired.

The fair value of trade and unbilled receivables acquired was USD 20,580,139. The gross contractual amount receivable was USD 22,552,058, of which USD 1,971,919 was not expected to be collected at the acquisition date. Other receivables of USD 2,858,652 were also acquired.

Acquisition-related costs of USD 1,621,226, being the legal services incurred by the Company, are included in professional services in profit or loss and in operating cash flows in the statement of cash flows.

The cash outflow on the acquisitions presented in the statement of cash flows, net of cash acquired, of USD 9,156,879 comprises cash paid of USD 14,149,073, being USD 12,000,000 paid at completion for VIS Networks Private Limited, USD 999 for VIS Global PTE Ltd and USD 2,148,074 paid to the vendors of Nisus Australia Pty Ltd, less the USD 6,136 received for the subscription shares and cash and cash equivalents acquired of USD 4,986,058.

The deferred consideration of USD 10,255,102 (AUD 14,411,329) recognised in respect of VIS Networks Private Limited and VIS Global PTE Ltd is the present value, discounted at 12 percent per annum, of two cash instalments of USD 7,200,000 and USD 4,800,000 payable to the vendors twelve and twenty-four months after the acquisition date. It is not contingent on future events. Refer to Note 33.

The initial accounting for the acquisitions is incomplete because the purchase price allocations, including the identification and measurement of intangible assets, had not been finalised at the date these consolidated financial statements were authorised for issue. The amounts recognised for the identifiable assets acquired and liabilities assumed, the non-controlling interests and goodwill are provisional. The Group will complete the accounting within the measurement period of twelve months from the acquisition date permitted by IFRS 3 paragraph 45 and will adjust the provisional amounts retrospectively, recognising separately from goodwill any intangible assets identified, together with the related deferred tax and amortisation from the acquisition date.

Contribution to the Group result

The acquired businesses contributed revenue of USD 25,852,647 and a loss of USD 704,190 to the Group for the period from 12 February 2026 to 30 June 2026.

The revenue and profit or loss of the Group for the year as though the acquisition date for the business combinations had been 1 July 2025 are not disclosed. The acquired businesses did not prepare financial information in accordance with IFRS Accounting Standards and the Group’s accounting policies for the period from 1 July 2025 to 12 February 2026, and it is impracticable to prepare that information reliably.